HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

SENIOR, SECURED, FLOATING-RATE
INTERESTS -- 0.6%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Manufacturing -- 0.6%
--------------------------------------------------------------------------------
Blount International, Inc., Term B,
8/19/04                                             2,992,329     $    2,648,211
Mascotech Corp., Term C, 5/31/08                    4,500,000          4,426,011
--------------------------------------------------------------------------------
                                                                  $    7,074,222
--------------------------------------------------------------------------------
Total Senior, Secured, Floating -- Rate Interests
   (identified cost $6,782,829)                                   $    7,074,222
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 88.7%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Aerospace and Defense -- 2.4%
--------------------------------------------------------------------------------
Allaint Techsystems, Inc.,
8.50%, 5/15/11                                     $    3,620     $    3,819,100
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                       12,905         12,775,950
Sequa Corp., 8.875%, 4/1/08                             2,565          2,282,850
Sequa Corp., Sr. Notes, 9.00%, 8/1/09                   1,800          1,638,000
Transdigm, Inc., 10.375%, 12/1/08                       9,020          8,298,400
--------------------------------------------------------------------------------
                                                                  $   28,814,300
--------------------------------------------------------------------------------
Airlines -- 0.9%
--------------------------------------------------------------------------------
Northwest Airlines, Inc., 8.875%, 6/1/06           $   13,440     $   10,256,037
--------------------------------------------------------------------------------
                                                                  $   10,256,037
--------------------------------------------------------------------------------
Apparel -- 0.8%
--------------------------------------------------------------------------------
Tropical Sportswear International,
11.00%, 6/15/08                                    $      200     $      184,000
William Carter, Sr. Sub. Notes,
10.875%, 8/15/11(1)                                     8,525          8,951,250
--------------------------------------------------------------------------------
                                                                  $    9,135,250
--------------------------------------------------------------------------------
Auto and Parts -- 0.6%
--------------------------------------------------------------------------------
Advance Stores Co., Inc., Sr. Sub Notes,
10.25%, 4/15/08                                    $    2,855     $    2,769,350
Delco Remy International, Inc.,
11.00%, 5/1/09(1)                                       3,390          3,440,850
Hayes Lemmerz International, Inc.,
11.875%, 6/15/06(1)                                     2,920          1,168,000
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Auto and Parts (continued)
--------------------------------------------------------------------------------
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08(2)                                  $    1,100     $       15,125
--------------------------------------------------------------------------------
                                                                  $    7,393,325
--------------------------------------------------------------------------------
Broadcasting and Cable -- 15.6%
--------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, 9/30/04                                   $    8,180     $    7,566,500
Belo Corp., Sr. Notes, 8.00%, 11/1/08                   5,830          5,888,300
Charter Communication Holdings LLC, Sr.
Notes, 10.00%, 4/1/09                                     480            492,000
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until 2006)
1/15/11                                                 9,985          6,465,287
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                 25,065         26,380,912
Charter Communication Holdings, Sr.
Notes, 11.125%, 1/15/11                                 6,000          6,375,000
CSC Holdings, Inc., Sr. Notes,
7.625%, 4/1/11(1)                                       9,000          9,114,336
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75%, 12/15/05                           3,395          1,663,550
Echostar Broadband Corp., Sr. Notes,
10.375%, 10/1/07                                        5,335          5,601,750
Emmis Communications Corp., 12.50%, (0%
until 2006) 3/15/11                                    18,510         10,458,150
Granite Broadcasting Corp., Sr. Sub.
Notes, 8.875%, 5/15/08                                  2,140          1,508,700
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                 1,075            757,875
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                         9,735          5,451,600
Mediacom Broadband LLC, Sr. Notes,
11.00%, 7/15/13                                         3,060          3,258,900
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                          7,790          7,984,750
Muzak Holdings LLC, 9.875%, 3/15/09                     2,945          2,551,106
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                        6,563          3,412,760
NTL Communications Corp., Sr. Notes,
9.25%, 11/15/06                             EUR           700            337,469
NTL Communications Corp., Sr. Notes,
11.50%, 10/1/08                                         1,200            702,000
NTL Communications Corp., Sr. Notes,
11.875%, 10/1/10                                        5,900          3,451,500
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                          420            359,100

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Broadcasting and Cable (continued)
--------------------------------------------------------------------------------
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                     $      775     $      662,625
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                          6,945          6,111,600
Pegasus Satellite, 12.375%, 8/1/06                     10,505          9,191,875
Pegasus Satellite, Sr. Disc. Notes,
13.50%, (0% until 2004) 3/1/07                         11,445          6,695,325
Radio One, Inc., Sr. Sub. Notes,
8.875%, 7/1/11(1)                                       8,100          8,484,750
Sinclair Broadcast Group,
9.00%, 7/15/07                                          3,030          3,007,275
Sinclair Broadcast Group, Sr. Sub.
Notes, 8.75%, 12/15/07                                  1,200          1,182,000
Sinclair Broadcast Group, Sr. Sub.
Notes, 10.00%, 9/30/05                                  4,105          4,166,575
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08                12,950         12,253,937
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003)
8/15/08(1)                                              3,220          3,046,925
Telewest Communication PLC, 9.875%, (0%
until 2004), 4/15/09                        GBP         3,575          2,294,242
Telewest Communication PLC, Debs.,
11.00%, 10/1/07                                        15,305         12,014,425
Telewest Communication PLC, Sr. Disc.
Notes, 9.25%, (0% until 2004), 4/15/09                 11,876          5,136,370
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                         1,950          1,550,250
--------------------------------------------------------------------------------
                                                                  $  185,579,719
--------------------------------------------------------------------------------
Business Services - Miscellaneous -- 1.6%
--------------------------------------------------------------------------------
Airgas, Inc., Sr. Sub. Note,
9.125%, 10/1/11(1)                                 $    4,485     $    4,731,675
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08                        8,550            619,875
Coinmach Corp., Sr. Notes,
11.75%, 11/15/05                                        4,370          4,512,025
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                               1,600          1,544,000
Service Corp. International,
6.00%, 12/15/05                                         1,200          1,101,000
Stewart Enterprises, 10.75%, 7/1/08(1)                  5,190          5,683,050
Stewart Enterprises,
6.40%, Variable Rate, 5/1/03                              529            532,967
--------------------------------------------------------------------------------
                                                                  $   18,724,592
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.3%
--------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, Series B, 10.375%, 8/1/08                   $    4,000     $    1,740,000
Neff Corp., 10.25%, 6/1/08                              2,050          1,014,750
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                          1,660            838,300
--------------------------------------------------------------------------------
                                                                  $    3,593,050
--------------------------------------------------------------------------------
Chemicals -- 1.3%
--------------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                   $      968     $      924,440
Hercules Inc., 11.125%, 11/15/07(1)                     5,515          5,156,525
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07(1)                                        1,000             65,000
MacDermid, Inc., 9.125%, 7/15/11                        2,485          2,460,150
Noveon, Inc., 11.00%, 2/28/11                           2,520          2,526,300
PCI Chemicals Canada, Inc.,
9.25%, 10/15/07(2)                                      3,500          1,190,000
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                  2,275          1,785,875
Vantico Group, 12.00%, 8/1/10               EUR         1,290            733,562
--------------------------------------------------------------------------------
                                                                  $   14,841,852
--------------------------------------------------------------------------------
Consumer Products -- 0.8%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $    4,480     $    3,606,400
Fedders North America, 9.375%, 8/15/07                  2,200          1,446,500
Pennzoil-Quaker State, Sr. Notes,
10.00%, 11/1/08                                         2,110          2,120,550
Weight Watcher International, Inc.,
13.00%, 10/1/09                                         2,095          2,377,825
--------------------------------------------------------------------------------
                                                                  $    9,551,275
--------------------------------------------------------------------------------
Containers and Packaging -- 1.4%
--------------------------------------------------------------------------------
Bear Island LLC, Sr. Notes,
10.00%, 12/1/07                                    $      950     $      850,250
Crown Cork and Seal Finance PLC,
6.75%, 12/15/03                                         1,000            525,000
Crown Cork and Seal Finance PLC,
7.00%, 12/15/06                                         1,200            546,000
Riverwood International Corp.,
10.875%, 4/1/08                                         3,800          3,686,000
Stone Container Corp., Sr. Notes,
9.25%, 2/1/08                                           9,055          9,553,025

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Containers and Packaging (continued)
--------------------------------------------------------------------------------
Stone Container Corp., Sr. Notes,
9.75%, 2/1/11                                      $    1,165     $    1,231,987
--------------------------------------------------------------------------------
                                                                  $   16,392,262
--------------------------------------------------------------------------------
Drugs -- 0.7%
--------------------------------------------------------------------------------
Alaris Medical Systems, 11.625%, 12/1/06           $    4,060     $    4,313,750
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                         3,775          4,199,687
--------------------------------------------------------------------------------
                                                                  $    8,513,437
--------------------------------------------------------------------------------
Electronic Equipment -- 0.2%
--------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                              $    2,427     $    2,536,215
--------------------------------------------------------------------------------
                                                                  $    2,536,215
--------------------------------------------------------------------------------
Electronics - Instruments -- 0.1%
--------------------------------------------------------------------------------
Wesco Distribution Inc., Sr. Sub. Notes,
9.125%, 6/1/08(1)                                  $    1,800     $    1,521,000
--------------------------------------------------------------------------------
                                                                  $    1,521,000
--------------------------------------------------------------------------------
Energy Services -- 1.1%
--------------------------------------------------------------------------------
BRL Universal Equipment, 8.875%, 2/15/08           $    3,720     $    3,850,200
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08(1)                               4,213          4,023,415
Luscar Coal Ltd., Sr. Notes,
9.75%, 10/15/11                                         5,070          5,285,475
--------------------------------------------------------------------------------
                                                                  $   13,159,090
--------------------------------------------------------------------------------
Entertainment -- 0.2%
--------------------------------------------------------------------------------
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                      $    1,000     $    1,005,000
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                            480            486,000
Six Flags, Inc., Sr. Notes,
9.50%, 2/1/09                                             510            510,637
--------------------------------------------------------------------------------
                                                                  $    2,001,637
--------------------------------------------------------------------------------
Financial Services -- 0.6%
--------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                $    6,400     $    6,688,000
--------------------------------------------------------------------------------
                                                                  $    6,688,000
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Foods -- 2.3%
--------------------------------------------------------------------------------
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                     $    3,495     $    3,355,200
Michael Foods, 11.75%, 4/1/11                           6,865          7,311,225
New World Pasta Company, 9.25%, 2/15/09                 1,527          1,305,585
Pilgrim's Pride Corp., 9.625%, 9/15/11                  3,230          3,395,538
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                          8,037          8,318,295
Smithfield Foods, Inc., Sr. Notes,
8.00%, 10/15/09                                         3,040          3,169,200
--------------------------------------------------------------------------------
                                                                  $   26,855,043
--------------------------------------------------------------------------------
Gaming -- 1.1%
--------------------------------------------------------------------------------
Argosy Gaming Co., Sr. Sub. Notes,
9.00%, 9/1/11                                      $    1,420     $    1,491,000
Penn National Gaming, Inc.,
11.125%, 3/1/08                                        11,600         12,151,000
--------------------------------------------------------------------------------
                                                                  $   13,642,000
--------------------------------------------------------------------------------
Health Services -- 5.1%
--------------------------------------------------------------------------------
Advance PCS, Sr. Notes, 8.50%, 4/1/08              $      900     $      940,500
Alliance Imaging, Sr. Sub Notes,
10.375%, 4/15/11                                        5,070          5,424,900
Amerisourcebergen Corp., Sr. Notes,
8.125%, 9/1/08(1)                                       4,430          4,673,650
DaVita Inc., 9.25%, 4/15/11                             8,285          8,740,675
HCA - The Healthcare Co., 8.75%, 9/1/10                 7,800          8,853,000
Insight Health Services, Sr. Sub Notes,
9.875%, 11/1/11                                         3,115          3,239,600
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                         2,820          3,228,900
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(1)                                     1,980          2,088,900
Manor Care Inc., 8.00%, 3/1/08                          2,840          3,038,800
Omnicare, Inc., 5.00%, 12/1/07                          3,000          2,636,250
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                          6,260          6,369,550
Vanguard Health Systems, Sr. Sub Notes,
9.75%, 8/1/11(1)                                       10,920         11,520,600
--------------------------------------------------------------------------------
                                                                  $   60,755,325
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Household Products -- 0.8%
--------------------------------------------------------------------------------
Aki Inc., Sr. Notes, 10.50%, 7/1/08                $    2,000     $    1,900,000
Playtex Products, Inc., 9.375%, 6/1/11                  7,170          7,528,500
--------------------------------------------------------------------------------
                                                                  $    9,428,500
--------------------------------------------------------------------------------
Housing, Real Estate Development -- 0.3%
--------------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                                    $    3,600     $    3,591,000
--------------------------------------------------------------------------------
                                                                  $    3,591,000
--------------------------------------------------------------------------------
Information Technology Services -- 0.3%
--------------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                   $   12,575     $    1,446,125
Equinix, Inc., Sr. Notes,
13.00%, 12/1/07                                         5,000          1,525,000
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                 810            826,200
--------------------------------------------------------------------------------
                                                                  $    3,797,325
--------------------------------------------------------------------------------
Lodging and Gaming -- 8.1%
--------------------------------------------------------------------------------
Anchor Gaming, 9.875%, 10/15/08                    $    7,320     $    7,969,650
Felcor Lodging L.P., Sr. Notes,
8.50%, 6/1/11(1)                                        3,833          3,449,700
Hollywood Casino Corp., 11.25%, 5/1/07                    615            648,825
Hollywood Casino Corp.,
10.51%, Variable Rate, 5/1/06                           6,925          7,202,000
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                         10,540          8,800,900
Majestic Star LLC, 10.875%, 7/1/06                      3,340          3,173,000
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                           2,875          2,889,375
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                            870            828,675
MGM Mirage, Inc., 8.375%, 2/1/11                        7,200          6,696,000
MGM Mirage, Inc., 8.50%, 9/15/10                       11,600         11,700,665
MGM Mirage, Inc., 9.75%, 6/1/07                         8,000          8,000,000
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                                  1,190          1,112,650
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                  1,650          1,637,625
Sun International Hotels,
8.625%, 12/15/07                                        8,440          7,638,200
Sun International Hotels, Sr. Sub.
Notes, 8.875%, 8/15/11(1)                               5,000          4,450,000
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Lodging and Gaming (continued)
--------------------------------------------------------------------------------
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                              $    5,805     $    5,369,625
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                      13,956         14,025,780
--------------------------------------------------------------------------------
                                                                  $   95,592,670
--------------------------------------------------------------------------------
Machinery -- 1.9%
--------------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11(1)                                 $    5,560     $    5,768,500
Flowserve Corp., 12.25%, 8/15/10                        6,785          7,259,950
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11                     EUR         2,850          2,499,051
Terex Corp., Sr. Sub. Notes,
10.375%, 4/1/11(1)                                      6,810          7,048,350
--------------------------------------------------------------------------------
                                                                  $   22,575,851
--------------------------------------------------------------------------------
Manufacturing -- 2.6%
--------------------------------------------------------------------------------
Dresser, Inc., Sr. Sub. Notes,
9.375%, 4/15/11(1)                                 $   16,045     $   16,686,800
Insilco Corp., 12.00%, 8/15/07                         11,600          1,798,000
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002)
6/15/09(1)                                             12,875          7,016,875
Tekni-Plex, Inc., 12.75%, 6/15/10                       2,775          2,553,000
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05                                           4,666          3,219,540
--------------------------------------------------------------------------------
                                                                  $   31,274,215
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 4.1%
--------------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes,
8.875%, 5/20/11(1)                                 $    4,725     $    4,890,375
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                                 575            557,750
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                                4,000          2,820,000
Hanover Equipment Trust,
8.50%, 9/1/08(1)                                        2,650          2,782,500
Hanover Equipment Trust,
8.75%, 9/1/11(1)                                        6,440          6,729,800
R&B Falcon Corp., 9.50%, 12/15/08                          90            106,447
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                         9,327          8,534,205
SESI, LLC, 8.875%, 5/15/11(1)                           9,628          9,146,600
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08                 9,325          8,718,875

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
--------------------------------------------------------------------------------
Westport Resources Corp., Sr. Sub.
Notes, 8.25%, 11/1/11                              $    4,060     $    4,181,800
--------------------------------------------------------------------------------
                                                                  $   48,468,352
--------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.9%
--------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04           $   11,704     $    8,719,480
Abraxas Petroleum Corp.,
12.875%, 3/15/03                                        1,620          1,636,200
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                         1,320          1,339,800
Chesapeake Energy Corp., Sr. Notes,
8.375%, 11/1/08                                        10,615         10,588,463
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                          8,480          8,437,600
Comstock Resources, Inc.,
11.25%, 5/1/07                                          6,420          6,452,100
El Paso Energy L.P., 8.50%, 6/1/11(1)                   3,060          3,197,700
Plains Resources, Inc., Series B,
10.25%, 3/15/06                                           750            765,000
Plains Resources, Inc., Series F,
10.25%, 3/15/06                                         5,025          5,125,500
--------------------------------------------------------------------------------
                                                                  $   46,261,843
--------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.1%
--------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09             $    1,050     $    1,086,750
--------------------------------------------------------------------------------
                                                                  $    1,086,750
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.0%
--------------------------------------------------------------------------------
Bowater Canada Finance, 7.95%, 11/15/11            $    5,070     $    5,053,928
Caraustar Industries, Inc.,
9.875%, 4/1/11                                          3,630          3,720,750
Georgia Pacific Corp., 8.125%, 5/15/11                  3,600          3,686,800
--------------------------------------------------------------------------------
                                                                  $   12,461,478
--------------------------------------------------------------------------------
Printing and Business Products -- 0.9%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $   12,240     $    8,996,400
Merrill Corp., Series B,
12.00%, 5/1/09(2)                                       5,250          1,443,750
--------------------------------------------------------------------------------
                                                                  $   10,440,150
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Printing or Publishing - Diversification -- 0.8%
--------------------------------------------------------------------------------
Hollinger Participation, Sr. Notes,
12.125%, 11/15/10(1)                               $    6,000     $    4,710,000
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07                                        5,095          4,515,444
--------------------------------------------------------------------------------
                                                                  $    9,225,444
--------------------------------------------------------------------------------
Restaurants -- 2.3%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                    $   17,285     $   18,149,250
New World Coffee, 14.00%, 6/15/03(1)                    8,130          7,804,800
Sbarro, Inc., 11.00%, 9/15/09                           1,020            841,500
--------------------------------------------------------------------------------
                                                                  $   26,795,550
--------------------------------------------------------------------------------
Retail - Food and Drug -- 0.5%
--------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                   $    6,455     $    5,970,875
--------------------------------------------------------------------------------
                                                                  $    5,970,875
--------------------------------------------------------------------------------
Retail - General -- 0.1%
--------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                   $    1,929     $    1,745,745
--------------------------------------------------------------------------------
                                                                  $    1,745,745
--------------------------------------------------------------------------------
Semiconductors -- 1.1%
--------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                      $      512     $      442,880
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08(1)                                       1,200          1,026,000
Chippac International Ltd.,
12.75%, 8/1/09                                          5,670          4,280,850
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                          6,800          6,970,000
--------------------------------------------------------------------------------
                                                                  $   12,719,730
--------------------------------------------------------------------------------
Services -- 1.0%
--------------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                         $    2,525     $      640,719
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                              7,900          7,702,500
Rose Hills Company, Sr. Sub. Notes,
9.50%, 11/15/04                                         3,600          3,078,000
--------------------------------------------------------------------------------
                                                                  $   11,421,219
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Transportation -- 0.6%
--------------------------------------------------------------------------------
Kansas City Southern, 9.50%, 10/1/08               $    4,000     $    4,180,000
MTL, Inc., 7.96%, Variable Rate, 6/15/06                1,600            664,000
Pacer International, Inc.,
11.75%, 6/1/07                                          3,414          2,679,990
Sea Containers, Sr. Notes,
7.875%, 2/15/08                                           390            165,750
--------------------------------------------------------------------------------
                                                                  $    7,689,740
--------------------------------------------------------------------------------
Utility - Electric Power Generation -- 4.6%
--------------------------------------------------------------------------------
AES Corp., Sr. Notes, 8.75%, 12/15/02              $    4,020     $    4,100,400
AES Corp., Sr. Notes, 8.75%, 6/15/08                   15,650         14,711,000
AES Corp., Sr. Notes, 8.875%, 2/15/11                     780            711,750
AES Corp., Sr. Notes, 9.375%, 9/15/10                   4,350          4,050,938
AES Corp., Sr. Notes, 9.50%, 6/1/09                     1,600          1,516,000
Calpine Corp., Sr. Notes,
8.50%, 2/15/11                                          3,185          3,210,098
Calpine Corp., Sr. Notes,
8.625%, 8/15/10                                        14,300         14,418,619
Calpine Corp., Sr. Notes,
8.75%, 7/15/07                                          1,950          1,960,567
Edison Mission, Sr. Notes,
10.00%, 8/15/08(1)                                      8,830          9,580,612
--------------------------------------------------------------------------------
                                                                  $   54,259,984
--------------------------------------------------------------------------------
Waste Management -- 3.8%
--------------------------------------------------------------------------------
Allied Waste, 8.875%, 4/1/08                       $   11,700     $   12,051,000
Allied Waste, 10.00%, 8/1/09(1)                        25,220         25,661,350
Stericycle, Inc., 12.375%, 11/15/09                     6,690          7,459,350
--------------------------------------------------------------------------------
                                                                  $   45,171,700
--------------------------------------------------------------------------------
Wireless Communication Services -- 9.1%
--------------------------------------------------------------------------------
Alamosa Delaware, Inc., Sr. Notes,
12.50%, 2/1/11                                     $    1,129     $    1,123,355
Alamosa Delaware, Inc., Sr. Notes,
13.625%, 8/15/11(1)                                    13,380         13,681,050
Alamosa PCS Holdings, Inc.,
12.875%, (0% until 2005), 2/15/10                         505            287,850
American Tower Corp., 9.375%, 2/1/09                      500            408,750
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until 2002)
11/15/07                                                4,551          3,663,555
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                  12,675         12,041,250
Dobson Communications, Sr. Notes,
10.875%, 7/1/10                                         3,750          4,040,625
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireless Communication Services (continued)
--------------------------------------------------------------------------------
IWO Holdings, Inc., 14.00%, 1/15/11                $    8,400     $    7,980,000
Loral Space and Commerce, Sr. Notes,
9.50%, 1/15/06                                            450            245,250
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, (0% until 2002) 4/15/07                  8,230            576,100
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07                 1,540          1,020,250
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                        7,650          5,393,250
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11(1)                                        1,200            828,000
Nextel International, Sr. Notes,
12.75%, 8/1/10                                          8,450            697,125
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                        11,205          8,375,738
NTL (Delaware), Inc.,
5.75%, 12/15/09(3)                                      1,220            286,700
Ono Finance PLC, 13.00%, 5/1/09                         5,470          3,856,350
Ono Finance PLC, 13.00%, 5/1/09             EUR         3,000          1,868,136
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                         3,780          2,740,500
PTC International Finance II SA,
11.25%, 12/1/09                                         1,875          1,809,375
PTC International Finance II SA,
11.25%, 12/1/09                             EUR         3,375          2,956,169
Spectrasite Holdings, Inc.,
6.75%, 11/15/10(1)                                      2,860          1,362,075
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25%, (0% until 2004), 4/15/09                19,678          5,805,010
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08                 5,360          1,795,600
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.875%, (0% until 2005), 3/15/10                3,870          1,006,200
Spectrasite Holdings, Inc., Sr. Notes,
10.75%, 3/15/10                                           850            480,250
Spectrasite Holdings, Inc., Sr. Notes,
12.50%, 11/15/10                                          730            456,250
TeleCorp PCS, Inc., 10.00%, (PIK)
10/23/09                                                7,413          7,412,743
TeleCorp PCS, Inc., 10.625%, 7/15/10                    7,685          8,953,025
Triton PCS, Inc., 9.375%, 2/1/11                        1,020          1,076,100
Ubiquitel Operating Co., 14.00%, (0%
until 2005), 4/15/10                                   12,800          6,208,000
--------------------------------------------------------------------------------
                                                                  $  108,434,631
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Wireline Communication Services -- 3.7%
--------------------------------------------------------------------------------
Asia Global Crossing, Sr. Notes,
13.375%, 10/15/10                                  $    1,200     $      294,000
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09                                        11,480            975,800
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, (0% to 12/01) 12/15/06                          1,750          1,470,000
Completel Europe NV, 14.00%, (0% until
2004), 2/15/09                                          7,840            901,600
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08(2)                                     8,825             44,125
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)                         DEM        12,600             63,000
FLAG Ltd., Sr. Notes, 8.25%, 1/30/08                    6,240          4,024,800
FLAG Telecom Holdings Ltd., Sr. Notes,
11.625%, 3/30/10                                        8,280          2,939,400
GT Group Telecom, Sr. Disc. Notes,
13.25%, (0% until 2005), 2/1/10                         3,330            632,700
Intermedia Communications, Inc., Sr.
Disc. Notes, 11.25%, (0% until 2002),
7/15/07                                                 9,958          9,908,210
Intermedia Communications, Inc., Sr.
Notes, 8.50%, 1/15/08                                   1,250          1,262,500
Intl. Cabletel, Inc., Sr. Notes,
11.50%, 2/1/06                                          4,615          2,792,075
iPCS Inc., Sr. Disc. Notes, 14.00%, (0%
until 2005) 7/15/10                                    11,000          6,655,000
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003) 3/1/08                   2,390          1,684,950
SBA Communications Corp., Sr. Notes,
10.25%, 2/1/09                                          2,283          1,837,815
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09                                         5,880          1,617,000
Tritel PCS, Inc., 10.375%, 1/15/11                      5,960          6,868,900
--------------------------------------------------------------------------------
                                                                  $   43,971,875
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $1,194,601,108)                               $1,052,338,036
--------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.4%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
Pegasus Communications Corp.                           21,838     $      216,196
UIH Australia/Pacific, Inc., Warrants,
Exp. 5/15/06(4)                                         3,600                  0
--------------------------------------------------------------------------------
                                                                  $      216,196
--------------------------------------------------------------------------------
Chemicals -- 0.0%
--------------------------------------------------------------------------------
Sterling Chemicals, Inc., Common(4)                     9,600     $        1,440
--------------------------------------------------------------------------------
                                                                  $        1,440
--------------------------------------------------------------------------------
Information Technology Services -- 0.0%
--------------------------------------------------------------------------------
Cybernet Internet Services
International, Inc., Warrants, Exp.
7/1/09(4)                                               4,825     $            0
Diva Systems Corp., Warrants,
Exp. 3/1/08(4)                                         37,725                  0
Equinix, Inc., Warrants, Exp. 12/1/07(4)                4,500             67,500
--------------------------------------------------------------------------------
                                                                  $       67,500
--------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(4)(5)                   25,351     $      152,107
--------------------------------------------------------------------------------
                                                                  $      152,107
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.0%
--------------------------------------------------------------------------------
Key Energy Group, Inc., Common(4)                      27,530     $      239,511
--------------------------------------------------------------------------------
                                                                  $      239,511
--------------------------------------------------------------------------------
Printing and Business Products -- 0.0%
--------------------------------------------------------------------------------
Merrill Corp., Warrants, Exp. 5/1/09(4)                 5,250     $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
Restaurants -- 0.0%
--------------------------------------------------------------------------------
New World Coffee, Warrants,
Exp. 6/15/06(4)(5)                                      8,130     $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
Retail - Food and Drug -- 0.1%
--------------------------------------------------------------------------------
Pathmark Stores Inc., Common(4)                        42,519     $    1,002,811
--------------------------------------------------------------------------------
                                                                  $    1,002,811
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Semiconductors -- 0.0%
--------------------------------------------------------------------------------
Asat Finance, Warrants Exp., 11/1/06(4)                 6,350     $      320,675
--------------------------------------------------------------------------------
                                                                  $      320,675
--------------------------------------------------------------------------------
Services -- 0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc., Warrants,
Exp. 7/15/02(4)                                        13,600     $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
--------------------------------------------------------------------------------
IWO Holdings, Inc., Warrants,
Exp. 1/15/11(1)(4)                                      8,400     $      672,000
Jazztel PLC, ADR(4)                                    38,264            142,725
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(1)(4)                                     11,225            280,625
--------------------------------------------------------------------------------
                                                                  $    1,095,350
--------------------------------------------------------------------------------
Wireless Communications -- 0.1%
--------------------------------------------------------------------------------
Ono Finance PLC, Warrants,
Exp. 3/16/11(4)                                         3,780     $      151,200
Ono Finance PLC, Warrants,
Exp. 5/31/09(4)                                        10,870            217,400
Ono Finance PLC, Warrants,
Exp. 5/31/09(4)                                         3,800             68,651
--------------------------------------------------------------------------------
                                                                  $      437,251
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.1%
--------------------------------------------------------------------------------
Carrier1 International SA, Warrants,
Exp. 2/19/09(1)(4)                                     16,375     $            0
Completel Europe NV, Common(4)(5)                     392,000            426,300
iPCS Inc., Warrants, Exp. 7/15/10(4)                    8,600            517,075
Primus Telecommunications Group,
Warrants, Exp. 8/1/04(4)                                4,600                  0
Song Networks Holding, ADR, Common(4)                  56,270             27,010
Versatel Telecom BV, Warrants,
Exp. 5/15/08(1)(4)                                     14,000                  0
Worldcom, Inc.-MCI Group, Common                          203              2,405
WorldCom, Inc.-World Com Group,
Common(4)                                               5,076             68,272
--------------------------------------------------------------------------------
                                                                  $    1,041,062
--------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $3,914,921)                                   $    4,573,903
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.1%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.1%
--------------------------------------------------------------------------------
Worldcom, Inc.(1)                                      36,250     $      856,406
--------------------------------------------------------------------------------
                                                                  $      856,406
--------------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $906,250)                                     $      856,406
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 5.5%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Apparel -- 0.0%
--------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                        28     $          856
--------------------------------------------------------------------------------
                                                                  $          856
--------------------------------------------------------------------------------
Broadcasting and Cable -- 2.2%
--------------------------------------------------------------------------------
CSC Holdings, Inc., Series M, 11.125%                 153,768     $   16,145,640
Granite Broadcasting Corp.,
12.75% (PIK)                                            5,883            963,341
Pegasus Satellite, 12.75% (PIK)                        11,719          8,935,738
--------------------------------------------------------------------------------
                                                                  $   26,044,719
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.8%
--------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                  11,294     $    8,837,555
--------------------------------------------------------------------------------
                                                                  $    8,837,555
--------------------------------------------------------------------------------
Wireless Communication Services -- 1.7%
--------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                   5,324     $    5,284,277
Dobson Communications Corp., 12.25%
(PIK)                                                   1,863          1,849,027
Nextel Communications Corp., 13% (PIK)                    180             74,250
Nextel Communications, Inc., 11.125%
(PIK)                                                   2,885          1,103,512
Rural Cellular Corp., 11.375% (PIK)                     8,836          7,532,976
Rural Cellular Corp., 12.25% (PIK)                      5,926          4,814,951
--------------------------------------------------------------------------------
                                                                  $   20,658,993
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.8%
--------------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50%                                                 12,767     $    8,968,818
Global Crossing Holding Ltd., 10.5%
(PIK)                                                 117,000            380,250

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Global Crossing Holding Ltd., 6.75%                $   20,700     $      201,825
XO Communications, Inc. 14% (PIK)                          37                 84
--------------------------------------------------------------------------------
                                                                  $    9,550,977
--------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $97,395,424)                                  $   65,093,100
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.1%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 2.63%, 11/1/01           $   22,121     $   22,121,000
Delaware Funding Corp., 2.39%, 11/20/01                27,178         27,143,718
--------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $49,264,718)                               $   49,264,718
--------------------------------------------------------------------------------
Total Investments -- 99.4%
   (identified cost $1,352,865,250)                               $1,179,200,385
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                            $    7,550,148
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $1,186,750,533
--------------------------------------------------------------------------------

 ADR - American Depositary Receipt

 EUR - Euro Dollar

 GBP - British Pound

 DEM - Deutsche Mark

 (PIK) - Payment In Kind.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Defaulted security
 (3)  Convertible bond
 (4)  Non-income producing security.
 (5)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $1,352,865,250)                        $1,179,200,385
Cash                                               1,895
Receivable for investments sold                6,517,067
Interest and dividends receivable             29,443,000
Prepaid expenses                                   7,366
--------------------------------------------------------
TOTAL ASSETS                              $1,215,169,713
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $   28,152,789
Payable for open forward foreign
   currency contracts                            165,670
Payable to affiliate for Trustees' fees              658
Accrued expenses                                 100,063
--------------------------------------------------------
TOTAL LIABILITIES                         $   28,419,180
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,186,750,533
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,360,635,439
Net unrealized depreciation (computed on
   the basis of identified cost)            (173,884,906)
--------------------------------------------------------
TOTAL                                     $1,186,750,533
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2001
Investment Income
-------------------------------------------------------
Interest                                  $ 144,906,552
Dividends                                    12,712,705
Miscellaneous                                   225,643
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 157,844,900
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   7,944,364
Trustees' fees and expenses                      30,022
Custodian fee                                   354,763
Legal and accounting services                    71,643
Miscellaneous                                    18,424
-------------------------------------------------------
TOTAL EXPENSES                            $   8,419,216
-------------------------------------------------------

NET INVESTMENT INCOME                     $ 149,425,684
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(317,463,851)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                      65,423
-------------------------------------------------------
NET REALIZED LOSS                         $(317,398,428)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  40,537,195
   Foreign currency and forward foreign
      currency exchange contracts            (1,368,970)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  39,168,225
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(278,230,203)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(128,804,519)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                   YEAR ENDED        PERIOD ENDED             YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS  OCTOBER 31, 2001  OCTOBER 31, 2000(1)      MARCH 31, 2000
--------------------------------------------------------------------------------------------
From operations --
   Net investment income            $  149,425,684       $   81,371,244       $  117,274,089
   Net realized gain (loss)           (317,398,428)         (38,647,930)          14,889,587
   Net change in unrealized
      appreciation (depreciation)       39,168,225         (159,597,700)         (51,454,228)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS           $ (128,804,519)      $ (116,874,386)      $   80,709,448
--------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                    $  609,949,260       $  349,093,037       $  465,123,511
   Withdrawals                        (458,200,275)        (253,410,519)        (400,057,623)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS             $  151,748,985       $   95,682,518       $   65,065,888
--------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $   22,944,466       $  (21,191,868)      $  145,775,336
--------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------
At beginning of year                $1,163,806,067       $1,184,997,935       $1,039,222,599
--------------------------------------------------------------------------------------------
AT END OF YEAR                      $1,186,750,533       $1,163,806,067       $1,184,997,935
--------------------------------------------------------------------------------------------

 (1)  For the seven months ended October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                    YEAR ENDED OCTOBER 31,                      YEAR ENDED MARCH 31,
                                  --------------------------    ----------------------------------------------------
                                     2001          2000(1)         2000           1999          1998         1997
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                             0.67%          0.67%(2)       0.64%          0.65%        0.63%        0.67%
   Net investment income               11.96%         11.46%(2)      10.54%         10.23%        9.63%       10.02%
Portfolio Turnover                        83%            41%           113%           150%         137%          78%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $1,186,751     $1,163,806     $1,184,998     $1,039,223     $960,501     $706,711
--------------------------------------------------------------------------------------------------------------------

 (1)  For the seven-month period ended October 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing market premium on debt securities effective November 1, 2001. Prior to this date, the Portfolio did not amortize market premium on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/depreciation based on securities held as of October 31, 2001.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended October 31, 2001, the fee was equivalent to 0.64% of the Portfolio's average daily net assets and amounted to $7,944,364. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2001, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,210,624,514 and $943,180,900, respectively, for the year ended October 31, 2001.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2001.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2001 is as follows:

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                              SALES
    -----------------------------------------------------------------------------------------
    SETTLEMENT                                              IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)       DELIVER                                   (IN U.S. DOLLARS)  DEPRECIATION
    -----------------------------------------------------------------------------------------
       11/26/01   British Pound Sterling
                  1,540,750                                  $     2,192,872   $      (43,906)
       11/26/01   Euro Dollar
                  9,945,504                                        8,852,711         (121,775)
    -----------------------------------------------------------------------------------------
                                                             $    11,045,583   $     (165,681)
    -----------------------------------------------------------------------------------------

                                            PURCHASES
    -----------------------------------------------------------------------------------------
    SETTLEMENT                                              DELIVER            NET UNREALIZED
    DATE(S)       IN EXCHANGE FOR                           (IN U.S. DOLLARS)  APPRECIATION
    -----------------------------------------------------------------------------------------
       11/26/01   British Pound Sterling
                  33,233                                    $          48,235  $           11
    -----------------------------------------------------------------------------------------
                                                            $          48,235  $           11
    -----------------------------------------------------------------------------------------

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,358,441,677
    --------------------------------------------------------
    Gross unrealized appreciation             $   37,435,533
    Gross unrealized depreciation               (216,676,825)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (179,241,292)
    --------------------------------------------------------

7 Restricted Securities
-------------------------------------------
   At October 31, 2001, the Portfolio owned the following securities (representing 0.05% of net assets which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST  FAIR VALUE
    ------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------------------
    Completel Europe NV, Common                   9/12/00      392,000  $  0  $  426,300
    New World Coffee, Warrants,
     Exp. 6/15/06                                 6/15/01        8,130     0           0
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests               7/08/99       25,351     0     152,107
    ------------------------------------------------------------------------------------
                                                                        $  0  $  578,407
    ------------------------------------------------------------------------------------

8 Fiscal Year End Change
-------------------------------------------
   Effective April 1, 2000 the Portfolio changed its fiscal year-end to October 31.

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF HIGH INCOME PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of October 31, 2001, the related statement of operations for the year ended
October 31, 2001, the statements of changes in net assets for the year ended October 31, 2001, the period from April 1, 2000 to October 31, 2000, and the year ended March 31, 2000, and the supplementary data for the year ended
October 31, 2001, for the period from April 1, 2000 to October 31, 2000 and for each of the years in the four-year period ended March 31, 2000 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2001 by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance High Income Portfolio at October 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

EATON VANCE HIGH INCOME FUND AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Co-Portfolio Manager

Thomas P. Huggins
Vice President and
Co-Portfolio Manager

James L O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant